2. LOANS: Schedule of Net Balance In each segment in the portfolio based on payment activity (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Net Balance In each segment in the portfolio based on payment activity

	Payment Performance – Net Balance by Origination Year
	2020 (1)	2019	2018	2017	2016	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$91,968	$10,476	$1,700	$182	$1	$-	$104,327
Nonperforming	3,231	654	68	11	-	-	3,964
	$95,199	$11,130	1,798	$193	$1	$-	$108,291
Premier Loans:
Performing	$59,688	$23,398	$6,625	$916	$-	$-	$90,627
Nonperforming	911	821	316	20	-	-	2,068
	$60,599	$24,219	6,941	$936	$-	$-	$92,695
Other Consumer Loans:
Performing	$431,482	$96,393	$21,123	$3,559	$559	$201	$553,317
Nonperforming	10,867	7,331	1,681	240	49	13	20,181
	$442,349	$103,724	22,804	$3,799	$608	$214	$573,498
Real Estate Loans:
Performing	$10,713	$9,552	$6,944	$3,896	$2,039	$2,739	$35,883
Nonperforming	257	415	315	118	90	219	1,414
	$10,970	$9,967	7,259	$4,014	$2,129	$2,958	$37,297
Sales Finance Contracts:
Performing	$70,603	$21,278	$5,929	$863	$90	$29	$98,792
Nonperforming	2,270	892	329	77	4	4	3,576
	$72,873	$22,170	6,258	$940	$94	$33	$102,368